Earnings per share - Additional information (Detail) - £ / shares shares in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Basic profit per share	£ 0.02	£ (1.05)
Weighted average number of ordinary shares outstanding	494.6	117.8
Diluted profit per share	£ 0.00	£ (1.05)
Adjusted weighted average number of ordinary shares outstanding	542.9
Dilutive ordinary share equivalents	48.3
Basic and diluted loss per share		£ 1.05